UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio

Municipal Money Market Portfolio

New Jersey Municipal Money Market Portfolio

North Carolina Municipal Money Market Portfolio

Ohio Municipal Money Market Portfolio

Pennsylvania Municipal Money Market Portfolio

U.S. Treasury Money Market Portfolio

Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee — 21.2%(a)
Abbey National Treasury Services Plc, Connecticut:
0.56%, 7/20/10(b)	$11,735	$11,735,000
0.37%, 11/17/10(b)	10,500	10,500,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.37%, 7/12/10(b)	13,000	13,000,020
0.44%, 12/13/10(b)	4,500	4,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.58%, 9/17/10	12,700	12,700,000
Barclays Bank Plc, New York,
0.42%, 8/18/10(b)	9,575	9,575,000
BNP Paribas S.A., New York:
0.43%, 8/02/10	12,700	12,700,000
0.35%, 10/15/10(b)	10,000	10,000,000
Credit Agricole CIB, New York,
0.35%, 10/12/10(b)	10,000	10,000,000
Dexia Credit Local S.A., New York - GTD,
1.05%, 7/19/10(c)	21,000	21,000,000
Rabobank Nederland N.V., New York,
0.35%, 1/10/11(b)	5,000	5,000,000
Royal Bank of Canada, New York,
0.34%, 11/17/10(b)	10,000	10,000,000
Royal Bank of Scotland Plc, Connecticut:
0.36%, 7/21/10	15,000	15,000,000
0.40%, 7/26/10	12,200	12,200,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	14,000	14,000,000
Societe Generale, New York:
0.30%, 7/09/10	12,000	12,000,000
0.37%, 7/23/10(b)	9,000	9,000,000
Svenska Handelsbanken, New York:
0.26%, 7/30/10	11,800	11,799,857
0.43%, 10/25/10	7,000	7,000,113
Toronto Dominion Bank, New York:
0.35%, 11/05/10(b)	10,000	10,000,000
0.35%, 2/04/11(b)	4,000	4,000,000
Unicredit SpA, New York,
0.36%, 7/23/10	12,000	12,000,000
Westpac Banking Corp., New York:
0.40%, 10/19/10(b)	8,655	8,655,000
0.41%, 10/21/10(b)	8,865	8,865,000

Total Certificates of Deposit — 21.2%		255,229,990

Commercial Paper
Antalis US Funding Corp.,
0.42%, 7/15/10(d)	12,000	11,998,040
Argento Variable Funding Co. LLC,
0.47%, 7/01/10(d)	12,000	12,000,000
Atlantis One Funding Corp.,
0.32%, 7/23/10(d)	12,465	12,462,562
Barton Capital Corp.,
0.38%, 7/07/10(d)	16,000	15,998,987
BPCE S.A.,
0.41%, 8/09/10(d)	11,700	11,694,866
Chariot Funding LLC:
0.45%, 8/16/10(d)	10,000	9,994,250
0.45%, 9/15/10(d)	13,000	12,987,650
Clipper Receivables Co. LLC:
0.45%, 8/17/10(d)	12,000	11,992,950
0.50%, 9/07/10(d)	12,000	11,988,667
Falcon Asset Securitization Co.,
0.46%, 9/02/10(d)	12,000	11,990,340
Fortis Funding LLC,
0.40%, 7/23/10(d)	11,725	11,722,134
Grampian Funding LLC,
0.39%, 7/23/10(d)	12,000	11,997,140
JPMorgan Chase & Co.:
0.25%, 7/14/10(d)	11,000	10,999,007
0.25%, 7/26/10(d)	15,000	14,997,396
Mont Blanc Capital Corp.,
0.35%, 7/23/10(d)	12,000	11,997,433
Old Line Funding LLC:
0.40%, 8/02/10(d)	10,000	9,996,444
0.40%, 8/03/10(d)	5,000	4,998,167
Scaldis Capital LLC:
0.45%, 7/08/10(d)	10,100	10,099,116
0.38%, 7/28/10(d)	11,765	11,761,647
Solitaire Funding LLC:
0.40%, 7/01/10(d)	12,000	12,000,000
0.37%, 8/06/10(d)	12,000	11,995,560
Starbird Funding Corp.,
0.07%, 7/01/10(d)	21,154	21,154,000
Straight-A Funding LLC:
0.30%, 7/27/10(d)	14,000	13,996,967
0.41%, 8/16/10(d)	15,000	14,992,142
0.40%, 9/20/10(d)	12,700	12,688,570
Sydney Capital Corp.,
0.68%, 9/16/10(d)	8,000	7,988,364
Variable Funding Capital Co. LLC,
0.30%, 8/13/10(d)	10,000	9,996,417
Westpac Trust Securities, New Zealand,
0.47%, 11/05/10(b)	11,700	11,700,000

Total Commercial Paper — 28.2%		338,188,816

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
	AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
	BAN	Bond Anticipation Notes	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase
	IDA	Industrial Development Authority		Agreement
	IDRB	Industrial Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	ISD	Independent School District	TAN	Tax Anticipation Notes
	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
	MB	Municipal Bonds	TRAN	Tax Revenue Anticipation Notes
	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender	VRDN	Variable Rate Demand Notes
	PCRB	Pollution Control Revenue Bonds	VRDP	Variable Rate Demand Preferred

BLACKROCK FUNDS	JUNE 30, 2010	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Notes
Commonwealth Bank of Australia,
0.32%, 11/22/10(b)(e)	$7,500	$7,500,000
KBC Bank N.V., New York,
1.56%, 8/02/10(c)	9,570	9,570,000
Rabobank Nederland N.V.,
0.79%, 10/07/10(c)(e)	18,700	18,700,000

Total Corporate Notes — 3.0%		35,770,000

Master Notes(c) — 2.5%
Banc of America Securities LLC,
0.26%, 7/01/10	30,250	30,250,000

Municipal Bonds(c)
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank LOC),
0.20%, 7/01/10	10,400	10,400,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC),
0.23%, 7/07/10	9,800	9,800,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 7/07/10	9,000	9,000,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC),
0.33%, 7/07/10(e)(f)	8,060	8,060,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.25%, 7/07/10	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.24%, 7/07/10	7,040	7,040,000
New Hampshire Business Finance Authority RB (Alice Peck Day Health System Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.15%, 7/01/10	8,740	8,740,000
New York City GO Series 2003A-3 VRDN (BNP Paribas, NY LOC),
0.25%, 7/07/10	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.26%, 7/07/10	9,550	9,550,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
0.45%, 7/07/10	6,145	6,145,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank LOC),
0.22%, 7/07/10	8,000	8,000,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank Liquidity Facility),
0.39%, 7/07/10(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.38%, 7/07/10	5,700	5,700,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.34%, 7/07/10	14,800	14,800,000

Total Municipal Bonds — 10.0%		120,235,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d):
0.21%, 8/11/10	15,000	14,996,412
0.25%, 9/08/10	9,000	8,995,688
0.24%, 9/20/10	10,000	9,994,600
0.24%, 10/13/10	15,000	14,989,600
0.30%, 1/21/11	15,000	14,974,500
Fannie Mae Variable Rate Notes,
0.30%, 8/05/10(b)	10,075	10,074,648
Federal Home Loan Bank Variable Rate Notes(b):
0.15%, 7/09/10	18,290	18,289,919
0.25%, 10/08/10	12,000	11,999,020
0.23%, 10/06/11	12,000	11,993,827
Freddie Mac Discount Notes(d):
0.20%, 7/23/10	8,900	8,898,912
0.22%, 8/05/10	12,500	12,497,327
0.30%, 9/27/10	15,000	14,989,000
Freddie Mac Variable Rate Notes(b):
0.20%, 7/14/10	11,000	10,999,863
0.46%, 8/24/10	8,680	8,680,055
0.42%, 2/14/11	42,190	42,185,862
0.23%, 5/05/11	25,000	24,993,633
0.30%, 12/29/11	11,000	10,991,690

Total U.S. Government Sponsored Agency Obligations — 20.9%		250,544,556

U.S. Treasury Obligations(d)
U.S. Treasury Bills
0.55%, 7/01/10	16,000	16,000,000
0.31%, 7/15/10	28,000	27,996,624
0.39%, 7/15/10	29,300	29,295,613
0.47%, 7/29/10	3,500	3,498,721
0.32%, 8/26/10	7,000	6,996,570
0.24%, 9/30/10	12,380	12,372,489
0.22%, 10/21/10	20,000	19,986,156
0.24%, 10/28/10	10,000	9,992,199
0.25%, 11/04/10	12,000	11,989,710
0.21%, 12/02/10	15,695	15,680,833
U.S. Treasury Notes,
0.88%, 1/31/11	12,700	12,746,301

Total U.S. Treasury Obligations — 13.9%		166,555,216

Repurchase Agreements
Deutsche Bank Securities Inc.,
0.03%, 7/01/10	17,624	17,624,000
(Purchased on 6/30/10 to be repurchased at $17,624,015, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.45% due from 6/29/15 to 4/29/16, aggregate par and fair value of $17,699,000 and $17,976,616, respectively) 0.04%, 7/01/10	10,000	10,000,000

(Purchased on 6/30/10 to be repurchased at $10,000,011, collateralized by various U.S. government sponsored agency obligations, 0.86% to 7.00% due from 3/01/34 to 9/20/58, aggregate par and fair value of $22,669,292 and $10,290,555, respectively)

Total Repurchase Agreements — 2.3%		27,624,000

2	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Value
Total Investments (Cost — $1,224,397,578*) — 102.0%	$1,224,397,578
Liabilities in Excess of Other Assets — (2.0)%	(24,394,699)

Net Assets — 100.0%	$1,200,002,879

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$1,224,397,578	—	$1,224,397,578

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	JUNE 30, 2010	3

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills
0.53%, 7/01/10	$8,000	$8,000,000
0.18%, 7/08/10	10,000	9,999,650
0.39%, 7/15/10	9,000	8,998,652
0.15%, 7/22/10	25,000	24,997,827
0.17%, 8/05/10	6,000	5,999,038
0.19%, 8/19/10	5,000	4,998,741
0.25%, 8/26/10	6,500	6,497,447
0.27%, 8/26/10	3,000	2,998,742
0.19%, 9/02/10	12,000	11,996,115
0.24%, 9/23/10	7,000	6,996,080
0.41%, 9/23/10	5,000	4,995,275
0.16%, 9/30/10	3,000	2,998,787
0.24%, 9/30/10	5,000	4,996,967
0.27%, 10/07/10	5,000	4,996,393
0.24%, 10/14/10	10,000	9,993,000
0.22%, 10/21/10	5,000	4,994,167
0.38%, 10/21/10	5,000	4,996,578
0.23%, 10/28/10	5,000	4,996,033
0.24%, 10/28/10	5,000	4,996,199
0.32%, 11/18/10	6,250	6,242,344
0.23%, 11/26/10	10,000	9,990,750
0.22%, 12/02/10	5,000	4,995,294
0.21%, 12/09/10	5,000	4,995,553
0.41%, 12/16/10	6,000	5,988,520
0.22%, 12/30/10	5,000	4,994,565
0.49%, 4/07/11	4,000	3,984,939

Total U.S. Treasury Obligations — 43.8%		180,637,656

Repurchase Agreements
Barclays Capital, Inc.,
0.01%, 7/01/10	30,000	30,000,000
(Purchased on 6/30/10 to be repurchased at $30,000,008, collateralized by U.S. Treasury Bond, 6.00% due at 2/15/26, par and fair value of $23,408,600 and $30,600,089, respectively)
Deutsche Bank Securities Inc.,
0.21%, 7/07/10	20,000	20,000,000
(Purchased on 6/02/10 to be repurchased at $20,004,083, collateralized by U.S. Treasury Note, 0.00% due at 11/15/21, par and fair value of $30,584,800 and $20,400,062, respectively)
Deutsche Bank Securities Inc.,
0.02%, 7/01/10	27,833	27,833,000
(Purchased on 6/30/10 to be repurchased at $27,833,015, collateralized by U.S. Treasury Note, 4.25% due at 8/15/14, par and fair value of $25,172,700 and $28,389,757, respectively)
Goldman Sachs & Co.,
0.01%, 7/01/10	30,000	30,000,000
(Purchased on 6/30/10 to be repurchased at $30,000,004, collateralized by U.S. Treasury Note, 3.38% due at 11/30/12, par and fair value of $28,679,000 and $30,600,103, respectively)
HSBC Securities (USA) Inc.,
0.00%, 7/01/10	25,000	25,000,000
(Purchased on 6/30/10 to be repurchased at $25,000,001, collateralized by U.S. Treasury Bond, 8.75% due at 8/15/20, par and fair value of $16,665,000 and $25,507,436, respectively)
JPMorgan Securities Inc.,
0.01%, 7/01/10	30,000	30,000,000

(Purchased on 6/30/10 to be repurchased at $30,000,008, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/25 to 11/15/30, aggregate par and fair value of $60,670,200 and $30,601,321, respectively)

RBS Securities Inc.,
0.19%, 7/21/10	25,000	25,000,000
(Purchased on 4/21/10 to be repurchased at $25,012,007, collateralized by U.S. Treasury Note, 4.25% due at 11/15/14, par and fair value of $22,785,000 and $25,504,902, respectively)
RBS Securities Inc.,
0.21%, 7/15/10	25,000	25,000,000
(Purchased on 6/04/10 to be repurchased at $25,005,979, collateralized by U.S. Treasury Note, 4.25% due at 11/15/14, par and fair value of $22,785,000 and $25,504,902, respectively)
UBS Securities LLC,
0.05%, 7/01/10	26,000	26,000,000
(Purchased on 6/30/10 to be repurchased at $26,000,036, collateralized by U.S. Treasury Note, 2.13% due at 5/31/15, par and fair value of $26,020,000 and $26,521,243, respectively)

Total Repurchase Agreements — 58.0%		238,833,000

Total Investments (Cost — $419,470,656*) — 101.8%		419,470,656
Liabilities in Excess of Other Assets — (1.8)%		(7,304,313)

Net Assets — 100.0%		$412,166,343

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$419,470,656	—	$419,470,656

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	JUNE 30, 2010	5

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 3.0%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/10(a)	$1,000	$1,000,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	1,000	1,000,000
Mesa GO Series 2009 MB,
4.00%, 7/01/10	1,800	1,800,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/10(a)	2,400	2,400,000

		6,200,000

Arkansas — 1.4%
Bentonville Tax RB Series 2009 MB,
2.00%, 11/01/10	810	813,934
Fort Smith Sales & Use Tax RB Series 2010 MB,
2.00%, 9/01/10	100	100,237
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.33%, 7/07/10(a)	1,400	1,400,000
University of Arkansas RB (UALR Campus Project) Series 2009 MB,
2.00%, 10/01/10	500	501,439

		2,815,610

California — 2.9%
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.38%, 7/07/10(a)(b)(c)	2,016	2,016,000
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10	1,000	1,000,000

		6,016,000

Colorado — 6.6%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.27%, 7/01/10(a)	10,315	10,315,000
Colorado RB Series 2010 TRAN (State Aid Withholding Insurance),
1.50%, 8/12/10	1,700	1,702,421
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.31%, 7/07/10(a)	1,500	1,500,000

		13,517,421

Florida — 6.7%
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.32%, 7/07/10(a)(b)(c)	1,685	1,685,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C VRDN (Bank of America N.A. LOC),
0.15%, 7/01/10(a)	1,700	1,700,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007C VRDN (Bank of America N.A. LOC),
0.19%, 7/01/10(a)	200	200,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.28%, 7/07/10(a)	4,305	4,305,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/10(a)	1,300	1,300,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.32%, 7/07/10(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.29%, 7/07/10(a)	2,275	2,275,000

		13,665,000

Georgia — 2.3%
Dooly County IDA Empowerment Zone RB (Flint River Services Project) Series 2000 VRDN (SB&T Bank LOC, Federal Home Loan Bank LOC),
0.39%, 7/07/10(a)	2,120	2,120,000
Georgia GO Series 2000D MB,
5.25%, 10/01/10	250	253,050
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank LOC),
0.41%, 7/07/10(a)	2,250	2,250,000

		4,623,050

Illinois — 10.2%
Chicago GO Series 2007 ROC-RR-II-R-745PB VRDN (AGM Insurance, PB Capital Corp. Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	15,415	15,415,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	100	100,526
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA),
0.12%, 7/01/10(a)	300	300,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.74%, 7/07/10(a)	5,200	5,200,000

		21,015,526

Kansas — 3.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC),
0.46%, 7/07/10(a)	6,465	6,465,000

Maryland — 1.5%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 7/07/10(a)	1,155	1,155,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 7/07/10(a)	1,125	1,125,000
Maryland GO Series 2004 MB,
5.00%, 8/01/10	750	753,058

		3,033,058

Michigan — 0.2%
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.28%, 7/07/10(a)	300	300,000

6	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA),
0.18%, 7/07/10(a)	$100	$100,000

		400,000

Mississippi — 1.0%
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.42%, 7/07/10(a)	2,000	2,000,000

Missouri — 0.8%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.40%, 7/07/10(a)	1,745	1,745,000

Nevada — 1.5%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	3,000	3,001,886

New Jersey — 13.2%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	800	805,737
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	400	402,884
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.10%, 7/01/10(a)	17,800	17,800,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.25%, 7/07/10(a)	300	300,000
Ocean City GO Series 2010 BAN,
1.25%, 8/20/10-3/11/11	2,100	2,106,106
Old Bridge Township GO Series 2009 BAN,
2.00%, 10/19/10	1,000	1,003,889
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	1,800	1,806,684
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	700	702,359
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	200	201,043
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	800	802,756
West Orange Township GO Series 2010 BAN,
1.00%, 9/30/10	1,200	1,201,959

		27,133,417

New York — 5.8%
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	3,750	3,780,220
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.44%, 7/07/10(a)	100	100,000
New York City GO Series 2008K,
4.00%, 8/01/10	500	501,482
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.13%, 7/01/10(a)	2,400	2,400,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	4,000	4,000,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 7/07/10(a)	1,065	1,065,000

		11,846,702

North Carolina — 2.4%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	1,315	1,315,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	3,700	3,700,000

		5,015,000

Ohio — 3.8%
Allen County RB (Catholic Healthcare Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.16%, 7/01/10(a)	1,700	1,700,000
North Olmsted GO (Capital Improvement Equipment Project) Series 2010 BAN,
1.30%, 9/30/10	500	500,680
Ohio GO (Infrastructure Improvement Project) Series 2005A MB,
3.50%, 9/01/10	200	201,032
Ohio Higher Educational Facility Commission RB Series 1999 MB,
5.25%, 10/01/10	500	505,701
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.53%, 7/07/10(a)	1,025	1,025,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.31%, 7/07/10(a)	3,800	3,800,000

		7,732,413

Oregon — 3.3%
Oregon GO (Veterans Welfare Project) Series 2006-85 VRDN (Dexia Credit Local SBPA),
0.16%, 7/01/10(a)	6,800	6,800,000

Pennsylvania — 6.5%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.52%, 7/07/10(a)	6,015	6,015,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.23%, 7/07/10(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.37%, 7/07/10(a)	4,885	4,885,000

		13,400,000

South Carolina — 0.7%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.42%, 7/07/10(a)	1,500	1,500,000

Tennessee — 1.3%
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB,
6.30%, 8/01/10	150	150,717
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.40%, 1/26/11(a)	1,300	1,300,000

BLACKROCK FUNDS	JUNE 30, 2010	7

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Tennessee (concluded)
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.42%, 7/07/10(a)	$1,135	$1,135,000

		2,585,717

Texas — 7.3%
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 8/12/10	1,000	1,001,742
Houston ISD GO (Schoolhouse Project) Series 2003 (PSF-GTD Insurance),
5.00%, 2/15/11	500	514,325
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.32%, 7/07/10(a)(b)(c)	1,320	1,320,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	2,150	2,162,203
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	10,000	10,033,907

		15,032,177

Utah — 3.1%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.12%, 7/01/10(a)	1,050	1,050,000
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.45%, 7/07/10(a)	2,245	2,245,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	3,050	3,050,000

		6,345,000

Virginia — 1.6%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.40%, 7/07/10(a)	2,725	2,725,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.43%, 1/26/11(a)	500	500,000

		3,225,000

Washington — 0.1%
Seattle GO Series 2007 MB,
5.00%, 12/01/10	100	101,837
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.45%, 7/07/10(a)	80	80,000

		181,837

Wisconsin — 4.5%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.58%, 7/07/10(a)	2,000	2,000,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.37%, 7/07/10(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.40%, 7/07/10(a)	5,360	5,360,000

		9,250,000

Closed-End Investment Companies
Multi-State — 4.3%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),	7,900	7,900,000
0.46%, 7/07/10(a)(b)
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.46%, 7/07/10(a)(b)	1,000	1,000,000

		8,900,000

Total Investments (Cost — $203,444,814*) — 99.2%		203,444,814
Other Assets Less Liabilities — 0.8%		1,572,823

Net Assets — 100.0%		$205,017,637

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$203,444,814	—	$203,444,814

[1]	See above Schedule of Investments for values in each state.

8	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 84.6%
Belmar GO Series 2010 BAN,
1.25%, 4/29/11	$400	$401,510
Bloomfield Township Parking Authority Project Note RB Series 2010 BAN (Municipal Government Guaranty Insurance),
1.00%, 2/02/11	300	300,458
Burlington GO Series 2010 BAN,
1.25%, 6/23/11	600	601,801
Chatham GO Series 2009 BAN,
1.50%, 10/01/10	300	300,495
Chester GO Series 2010 BAN,
1.25%, 2/25/11	1,000	1,004,754
Cinnaminson Township GO Series 2010 BAN,
1.25%, 10/18/10	300	300,632
Cranford Township GO Series 2010 BAN,
1.00%, 2/04/11	500	501,604
Elmwood Park GO Series 2009 BAN,
2.00%, 8/13/10	400	400,307
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 7/07/10(a)	700	700,000
Freehold Township GO Series 2009 BAN,
1.50%, 12/22/10	300	300,921
Glen Rock GO Series 2010 BAN,
1.00%, 1/21/11(b)	1,795	1,800,493
Hazlet Township GO Series 2009 BAN,
2.00%, 7/30/10	400	400,113
Hudson County Improvement Authority RB Series 2010C-1 (County-Guaranty Insurance),
1.25%, 1/19/11	500	501,565
Kearny GO Series 2010 BAN,
1.50%, 6/29/11	800	801,957
Lacey Township GO Series 2009 BAN,
1.50%, 7/23/10	600	600,147
Little Ferry GO Series 2010 BAN,
1.25%, 9/07/10	500	500,605
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	100	100,445
Mahwah Township GO Series 2009 BAN,
1.50%, 8/13/10	400	400,355
Manchester Township GO Series 2009 BAN,
1.00%, 10/29/10	500	500,359
Margate GO Series 2010 BAN,
1.00%, 1/28/11	400	400,571
Metuchen GO Series 2010 BAN,
1.50%, 5/26/11	1,000	1,005,441
Montclair Township GO Series 2009 BAN,
1.50%, 12/17/10	150	150,725
Montclair Township GO Series 2009 TAN,
1.50%, 12/17/10	1,400	1,407,163
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	200	201,442
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
0.66%, 7/07/10(a)	1,165	1,165,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.39%, 7/07/10(a)	1,145	1,145,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.47%, 7/07/10(a)	210	210,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC),
0.40%, 7/07/10(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.36%, 7/07/10(a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.36%, 7/07/10(a)	465	465,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.47%, 7/07/10(a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.40%, 7/07/10(a)	960	960,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006A VRDN (TD Bank N.A. LOC),
0.25%, 7/07/10(a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.25%, 7/07/10(a)	4,330	4,330,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-1 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.12%, 7/01/10(a)	1,400	1,400,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.10%, 7/01/10(a)	7,445	7,445,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.38%, 7/07/10(a)(b)(c)	5,138	5,137,500
New Jersey Economic Development Authority TECP,
0.38%, 7/01/10	2,900	2,900,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 7/07/10(a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (Children’s Specialized Hospital Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 7/07/10(a)	890	890,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.25%, 7/07/10(a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB Austin Trust Certificates Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 7/07/10(a)(c)	915	915,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.35%, 7/07/10(a)(c)	3,800	3,800,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
0.31%, 7/07/10(a)	2,925	2,925,000

BLACKROCK FUNDS	JUNE 30, 2010	9

Schedule of Investments (continued)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.23%, 7/07/10(a)	$780	$780,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.38%, 7/07/10(a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC),
0.21%, 7/07/10(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (FSA Insurance, Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	870	870,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 7/07/10(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 7/07/10(a)	2,300	2,300,000
North Wildwood GO Series 2010 BAN,
1.50%, 5/20/11	800	803,922
Ocean City GO Series 2010 BAN,
1.25%, 8/20/10-3/11/11	800	802,398
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	250	250,959
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	700	702,599
Point Pleasant GO Series 2010 BAN,
1.25%, 7/26/10	800	800,196
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	915	915,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1996-4 AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.22%, 7/01/10(a)	1,000	1,000,000
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	300	301,011
Robbinsville Township GO Series 2009 BAN,
1.50%, 9/22/10	1,200	1,201,513
Secaucus GO Series 2010 BAN,
1.25%, 6/17/11	500	501,475
South Orange Village Township GO Series 2010A BAN,
1.25%, 2/01/11	400	401,805
Stafford Township GO Series 2009 BAN,
1.25%, 12/01/10	900	902,283
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	100	100,521
Verona Township GO Series 2009 BAN,
1.50%, 8/13/10	400	400,308
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	300	301,033
Wayne Township GO Series 2009 BAN,
2.00%, 9/17/10	800	802,120
West Orange Township GO Series 2009 BAN,
1.00%, 10/26/10	400	400,735
West Orange Township GO Series 2010 BAN,
1.00%, 9/30/10	500	500,816

		72,320,057

Puerto Rico — 15.4%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 7/07/10(a)(c)	10,700	10,700,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.31%, 7/07/10(a)	2,500	2,500,000

		13,200,000

Total Investments (Cost — $85,520,057*) — 100.0%		85,520,057
Other Assets Less Liabilities — 0.0%		12,394

Net Assets — 100.0%		$85,532,451

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$85,520,057	—	$85,520,057

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2010	11

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 93.5%
Ahoskie GO Series 2010 BAN,
1.00%, 11/17/10	$2,750	$2,755,225
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.38%, 7/07/10(a)(b)(c)	4,800	4,800,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 7/07/10(a)	2,900	2,900,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.12%, 7/01/10(a)	1,400	1,400,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.12%, 7/01/10(a)	1,600	1,600,000
Columbus County Water & Sewer District No. IV GO Series 2010 BAN,
1.00%, 10/13/10	1,875	1,877,648
Mecklenburg County GO Series 2009D VRDN,
0.41%, 1/26/11(a)	3,945	3,945,000
New Hanover County RB (New Hanover County Project) Series 2010 MB,
2.00%, 12/01/10	1,000	1,006,919
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	740	740,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wells Fargo Bank N.A. LOC),
0.40%, 7/07/10(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.32%, 7/07/10(a)(b)(c)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.22%, 7/07/10(a)	400	400,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.27%, 7/07/10(a)	1,000	1,000,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.23%, 7/07/10(a)	2,700	2,700,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.30%, 7/07/10(a)	1,000	1,000,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (Bank of America N.A. SBPA),
0.30%, 7/07/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA),
0.13%, 7/01/10(a)	2,000	2,000,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.20%, 7/07/10(a)	1,410	1,410,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 7/07/10(a)	1,300	1,300,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.27%, 7/07/10(a)	5,900	5,900,000
Raleigh RB Series 2009 VRDN,
0.41%, 1/26/11(a)	965	965,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.29%, 7/07/10(a)(b)(c)	2,230	2,230,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	2,100	2,100,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN,
0.18%, 7/07/10(a)	1,475	1,475,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.19%, 7/01/10(a)	1,500	1,500,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.26%, 7/07/10(a)	3,000	3,000,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local LOC),
0.30%, 7/07/10(a)	5,800	5,800,000

		58,254,792

Puerto Rico — 6.4%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.31%, 7/07/10(a)	1,000	1,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.56%, 7/07/10(a)(b)(c)	3,000	3,000,000

		4,000,000

Total Investments (Cost — $62,254,792*) — 99.9%		62,254,792
Other Assets Less Liabilities — 0.1%		33,778

Net Assets — 100.0%		$62,288,570

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

12	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$62,254,792	—	$62,254,792

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2010	13

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 96.9%
Allen County RB (Catholic Healthcare Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.16%, 7/01/10(a)	$2,000	$2,000,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.15%, 7/01/10(a)	7,500	7,500,000
American Municipal Power, Inc. RB (Bryan Project) Series 2009 BAN,
3.00%, 8/13/10	600	600,349
Butler County GO (Various Purposes Project) Series 2009 BAN,
1.25%, 8/05/10	600	600,314
Butler Technology & Career Development School District GO Series 2010 BAN,
1.50%, 3/17/11	1,900	1,912,053
Canfield Local School District GO (School Improvement Project) Series 2009 BAN,
1.25%, 9/15/10	3,480	3,484,171
Cleveland RB (Airport Project) Series 2009A AMT VRDN (U.S. Bank N.A. LOC),
0.28%, 7/07/10(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.26%, 7/07/10(a)	600	600,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.60%, 7/07/10(a)	1,900	1,900,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
0.47%, 7/07/10(a)	2,700	2,700,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
0.53%, 7/07/10(a)	630	630,000
Deerfield GO Series 2009 BAN,
1.50%, 11/10/10	3,000	3,008,935
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,005,390
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.36%, 7/07/10(a)	915	915,000
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.22%, 7/07/10(a)	2,600	2,600,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
0.60%, 7/07/10(a)	15	15,000
Kent GO Series 2009 BAN,
1.50%, 10/14/10	400	400,570
Lake County GO (Various Purposes Project) Series 2009 BAN,
1.50%, 7/08/10	800	800,122
Lancaster GO Series 2009 BAN,
1.75%, 10/14/10	300	300,426
Lebanon GO (Water System Improvement Project) Series 2010 BAN,
1.25%, 4/05/11	1,800	1,807,478
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.27%, 7/07/10(a)	800	800,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.28%, 7/07/10(a)	520	520,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	500	500,085
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	100	100,455
Mason GO (Golf Course Acquisition Project) Series 2010 BAN,
1.25%, 3/10/11	1,780	1,789,784
Miami County GO Series 2009 BAN,
1.38%, 11/24/10	400	400,832
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.21%, 7/07/10(a)	2,700	2,700,000
Montgomery County Transportation Improvement District GO (Austin Road Interchange Project) Series 2009B TRAN,
2.38%, 8/01/10	3,500	3,501,341
North Olmsted GO (Capital Improvement Equipment Project) Series 2010 BAN,
1.30%, 9/30/10	300	300,408
North Ridgeville GO Series 2010 BAN,
1.00%, 4/14/11	500	500,974
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.28%, 7/07/10(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.26%, 7/07/10(a)	4,700	4,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.28%, 7/07/10(a)	2,900	2,900,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.20%, 7/07/10(a)	600	600,000
Ohio Building Authority RB (Administration Building Funding Project) Series 2004B MB,
5.00%, 10/01/10	475	480,062
Ohio GO (Common Schools Project) Series 2005B VRDN,
0.22%, 7/07/10(a)	800	800,000
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 7/07/10(a)	300	300,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.30%, 7/07/10(a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.23%, 7/07/10(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.29%, 7/07/10(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.28%, 7/07/10(a)	3,000	3,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.26%, 7/07/10(a)	3,000	3,000,000

14	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.30%, 7/07/10(a)	$3,800	$3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity),

0.33%, 7/07/10(a)(b)(c)	2,850	2,850,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 7/07/10(a)(b)(c)	750	750,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.33%, 7/07/10(a)	125	125,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.15%, 7/01/10(a)	8,300	8,300,000
Pickerington GO Series 2010 BAN,
1.25%, 2/03/11	2,800	2,812,418
Salem RB (Salem Community Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.27%, 7/07/10(a)	1,115	1,115,000
Sharonville GO Series 2009 BAN,
2.00%, 7/23/10	1,300	1,300,386
Solon GO Series 2009 BAN,
1.12%, 11/18/10	1,175	1,176,677
South Euclid GO (Real Estate Project) Series 2010B BAN,
1.75%, 9/30/10	600	601,941
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.53%, 7/07/10(a)	125	125,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.61%, 7/07/10(a)	340	340,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
0.61%, 7/07/10(a)	2,105	2,105,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.31%, 7/07/10(a)	8,200	8,200,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
0.49%, 7/07/10(a)	3,600	3,600,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.38%, 7/07/10(a)	14,535	14,535,000
Wadsworth City School District GO (School Improvement Project) Series 2009 BAN,
2.25%, 9/22/10	1,700	1,706,143
Wooster GO Series 2010 BAN,
1.00%, 10/15/10	200	200,352

		126,716,666

Puerto Rico — 3.0%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 7/07/10(a)(b)	2,400	2,400,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.56%, 7/07/10(a)(b)(c)	1,500	1,500,000

		3,900,000

Total Investments (Cost — $130,616,666*) — 99.9%		130,616,666
Other Assets Less Liabilities — 0.1%		119,226

Net Assets — 100.0%		$130,735,892

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$130,616,666	—	$130,616,666

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2010	15

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 99.9%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC),
0.19%, 7/07/10(a)	$5,600	$5,600,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.30%, 7/07/10(a)(b)	3,800	3,800,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 7/07/10(a)	1,065	1,065,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.38%, 7/07/10(a)	1,400	1,400,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.30%, 7/07/10(a)(b)	8,200	8,200,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.36%, 7/07/10(a)	6,700	6,700,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.25%, 7/07/10(a)	4,000	4,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.28%, 7/07/10(a)	8,810	8,810,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.28%, 7/07/10(a)	6,285	6,285,000
Cheltenham Township RB Series 2010 TRAN,
1.25%, 12/31/10	1,400	1,405,245
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.28%, 7/07/10(a)	5,500	5,500,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN,
0.21%, 7/07/10(a)	1,700	1,700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.23%, 7/07/10(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.37%, 7/07/10(a)	9,865	9,865,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.30%, 7/07/10(a)(b)	3,300	3,300,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.29%, 7/07/10(a)	7,800	7,800,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.23%, 7/07/10(a)	2,000	2,000,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.23%, 7/07/10(a)	3,900	3,900,000
Emmaus General Authority RB Series 1996 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. SBPA),
0.27%, 7/07/10(a)	20,510	20,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.26%, 7/07/10(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 7/07/10(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.29%, 7/07/10(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.15%, 7/01/10(a)	9,900	9,900,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.37%, 7/07/10(a)	3,275	3,275,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.26%, 7/07/10(a)	2,500	2,500,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.15%, 7/01/10(a)	4,700	4,700,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.15%, 7/01/10(a)	10,000	10,000,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.33%, 7/07/10(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.31%, 7/07/10(a)	4,880	4,880,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 7/07/10(a)	1,600	1,600,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.34%, 7/07/10(a)(b)	18,700	18,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 7/07/10(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.36%, 7/07/10(a)	1,730	1,730,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000G AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 7/07/10(a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.36%, 7/07/10(a)	6,900	6,900,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC),
0.27%, 7/07/10(a)	8,950	8,950,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.27%, 7/07/10(a)	9,285	9,285,000

16	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 7/07/10(a)(b)(c)	$4,505	$4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.20%, 7/07/10(a)	1,540	1,540,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.42%, 7/07/10(a)(b)(c)	560	560,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.42%, 7/07/10(a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 7/07/10(a)	28,300	28,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.25%, 7/07/10(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.35%, 7/07/10(a)	2,400	2,400,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-1 VRDN (JPMorgan Chase Bank SBPA),
0.28%, 7/07/10(a)	4,000	4,000,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-2 VRDN (JPMorgan Chase Bank SBPA),
0.28%, 7/07/10(a)	6,370	6,370,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.22%, 7/07/10(a)	1,675	1,675,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.34%, 7/07/10(a)(b)(c)	2,875	2,875,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.40%, 7/07/10(a)	3,900	3,900,000
Philadelphia Authority IDRB (Chestnut Hill College Project) Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 7/07/10(a)	4,535	4,535,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (Commerce Bank N.A. LOC),
0.27%, 7/07/10(a)	6,810	6,810,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.27%, 7/07/10(a)	5,900	5,900,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.28%, 7/07/10(a)	6,160	6,160,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 7/07/10(a)	1,330	1,330,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank LOC, Bank of New York LOC),
0.27%, 7/07/10(a)	1,800	1,800,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.27%, 7/07/10(a)	3,000	3,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.28%, 7/07/10(a)	9,900	9,900,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.26%, 7/07/10(a)	6,500	6,500,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank LOC),
0.27%, 7/07/10(a)	2,000	2,000,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.32%, 7/07/10(a)(b)(c)	2,250	2,250,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (Assured Municipal Guaranty Corp., Federal Home Loan Bank LOC, Northwestern Savings Bank LOC),
2.00%, 9/01/10(a)	2,750	2,756,277
University of Pittsburgh of the Commonwealth System of Higher Education RB (Pittsburgh Panthers Asset Project) Series 2007 (Go of University),
5.00%, 8/01/10	600	602,320
University of Pittsburgh RB Series 2010 Notes,
2.00%, 5/31/11	6,100	6,185,168
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC),
0.47%, 7/01/10-7/08/10	12,968	12,968,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.27%, 7/07/10(a)	1,945	1,945,000
West Chester Area School District GO Series 2010 MB (State Aid Withholding Insurance),
1.25%, 11/15/10	1,085	1,088,713
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 7/07/10(a)	2,700	2,700,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.50%, 7/07/10(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.52%, 7/07/10(a)	1,090	1,090,000

Total Investments (Cost — $353,655,723*) — 99.9%		353,655,723
Other Assets Less Liabilities — 0.1%		327,233

Net Assets — 100.0%		$353,982,956

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	JUNE 30, 2010	17

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$353,655,723	—	$353,655,723

[1]	See above Schedule of Investments for values in the state.

18	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 89.9%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.36%, 7/07/10(a)	$1,390	$1,390,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.29%, 7/07/10(a)	2,320	2,320,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	90	90,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 7/07/10(a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-2 VRDN (JPMorgan Chase Bank SPBA),
0.14%, 7/01/10(a)	2,200	2,200,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank SBPA),
0.14%, 7/01/10(a)	1,195	1,195,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.43%, 1/26/11(a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Insurance & Fannie Mae Liquidity Facility),
0.25%, 7/07/10(a)	325	325,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	500	500,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.35%, 7/07/10(a)(b)(c)	390	390,000
Loudon County GO (Public Improvement Project) Series 2001B MB (State Aid Withholding Insurance),
5.25%, 1/01/11	500	517,227
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.18%, 7/07/10(a)	1,000	1,000,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN,
0.17%, 7/07/10(a)	400	400,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.31%, 7/07/10(a)	100	100,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.24%, 7/01/10(a)	600	600,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/10(a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.19%, 7/01/10(a)	1,300	1,300,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 9/28/10(a)	1,895	1,895,000
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (FSA Insurance, Citibank N.A. SBPA),
0.32%, 7/07/10(a)(b)(c)	1,200	1,200,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.29%, 7/07/10(a)	2,035	2,035,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA),
0.15%, 7/01/10(a)	2,000	2,000,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.21%, 7/01/10(a)	700	700,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.31%, 7/07/10(a)	2,400	2,400,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.33%, 7/07/10(a)(b)	1,300	1,300,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.31%, 7/07/10(a)(b)(c)	1,215	1,215,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.34%, 7/07/10(a)	200	200,000

		27,932,227

Puerto Rico — 6.1%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 7/07/10(a)(b)	1,200	1,200,000
Commonwealth of Puerto Rico GO Series 2004B-4 VRDN (Dexia Credit Local SBPA),
0.33%, 7/07/10(a)	700	700,000

		1,900,000

Total Investments (Cost — $29,832,227*) — 96.0%		29,832,227
Other Assets Less Liabilities — 4.0%		1,240,731

Net Assets — 100.0%		$31,072,958

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	JUNE 30, 2010	19

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Total Investments	—	$29,832,227	—	$29,832,227

[1]	See above Schedule of Investments for values in the state or political subdivision.

20	BLACKROCK FUNDS	JUNE 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds
Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 25, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 25, 2010